Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

April 30, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 4.1%
Electronic Arts, Inc.	6,606	$840,812
Liberty Media Corp.-Liberty Formula One Class C*	11,583	836,177
Meta Platforms, Inc. Class A*	3,993	959,598
Netflix, Inc.*	2,615	862,767
Trade Desk, Inc. (The) Class A*	13,675	879,849
Total Communication Services		4,379,203
Consumer Discretionary - 6.5%
Chipotle Mexican Grill, Inc.*	473	977,984
DR Horton, Inc.	7,908	868,457
Lennar Corp. Class A	7,606	858,033
Lululemon Athletica, Inc.*	2,259	858,262
MercadoLibre, Inc. (Brazil)*	658	840,588
NIKE, Inc. Class B	6,837	866,385
Tractor Supply Co.	3,417	814,613
Ulta Beauty, Inc.*	1,561	860,782
Total Consumer Discretionary		6,945,104
Consumer Staples - 5.7%
Costco Wholesale Corp.	1,683	846,919
Dollar General Corp.	3,905	864,801
General Mills, Inc.	9,716	861,129
Hershey Co. (The)	3,267	892,087
Monster Beverage Corp.*	16,085	900,760
PepsiCo, Inc.	4,591	876,376
Procter & Gamble Co. (The)	5,641	882,140
Total Consumer Staples		6,124,212
Energy - 10.2%
Chevron Corp.	5,010	844,586
ConocoPhillips	8,199	843,595
Diamondback Energy, Inc.	5,995	852,489
Energy Transfer LP	67,156	864,969
Enterprise Products Partners LP	31,880	838,763
EOG Resources, Inc.	7,195	859,587
Exxon Mobil Corp.	7,358	870,746
Hess Corp.	5,909	857,159
Marathon Petroleum Corp.	6,770	825,940
Occidental Petroleum Corp.	13,717	844,007
ONEOK, Inc.	12,882	842,612
Phillips 66	8,404	831,996
Valero Energy Corp.	6,920	793,516
Total Energy		10,969,965
Financials - 7.7%
Arch Capital Group Ltd.*	11,787	884,850
BlackRock, Inc.	1,222	820,206
Chubb Ltd.	4,172	840,908
Interactive Brokers Group, Inc. Class A	10,393	809,095
MarketAxess Holdings, Inc.	2,557	814,072
Mastercard, Inc. Class A	2,269	862,288
Nasdaq, Inc.	15,062	833,983
Principal Financial Group, Inc.	11,197	836,304
Visa, Inc. Class A	3,627	844,112
W R Berkley Corp.	13,429	791,237
Total Financials		8,337,055
Health Care - 18.3%
AbbVie, Inc.	5,261	795,042
Agilent Technologies, Inc.	6,278	850,230
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Bristol-Myers Squibb Co.	12,237	$817,064
Cooper Cos., Inc. (The)	2,208	842,242
Dexcom, Inc.*	6,964	845,012
Elevance Health, Inc.	1,870	876,376
Eli Lilly & Co.	2,270	898,602
Hologic, Inc.*	10,123	870,679
Horizon Therapeutics PLC*	7,614	846,372
Humana, Inc.	1,735	920,400
IDEXX Laboratories, Inc.*	1,734	853,405
Incyte Corp.*	11,522	857,352
Intuitive Surgical, Inc.*	2,861	861,790
Johnson & Johnson	5,202	851,567
Merck & Co., Inc.	7,453	860,598
Mettler-Toledo International, Inc.*	553	824,800
Moderna, Inc.*	6,029	801,194
Regeneron Pharmaceuticals, Inc.*	1,066	854,708
ResMed, Inc.	3,784	911,793
Thermo Fisher Scientific, Inc.	1,503	834,015
UnitedHealth Group, Inc.	1,746	859,189
Veeva Systems, Inc. Class A*	4,641	831,110
Vertex Pharmaceuticals, Inc.*	2,585	880,787
Total Health Care		19,644,327
Industrials - 15.8%
AMETEK, Inc.	6,167	850,614
Automatic Data Processing, Inc.	3,946	868,120
CH Robinson Worldwide, Inc.	8,762	883,823
Cintas Corp.	1,854	844,998
Copart, Inc.*	10,897	861,408
CoStar Group, Inc.*	12,330	948,793
Cummins, Inc.	3,629	852,960
Deere & Co.	2,180	824,084
Expeditors International of Washington, Inc.	7,615	866,892
Fastenal Co.	15,584	839,043
IDEX Corp.	3,917	808,155
Ingersoll Rand, Inc.	15,370	876,397
Lockheed Martin Corp.	1,734	805,356
Northrop Grumman Corp.	1,794	827,518
Old Dominion Freight Line, Inc.	2,453	785,917
PACCAR, Inc.	11,723	875,591
Paychex, Inc.	7,801	857,018
United Parcel Service, Inc. Class B	4,364	784,691
United Rentals, Inc.	2,266	818,275
WW Grainger, Inc.	1,275	886,852
Total Industrials		16,966,505
Information Technology - 22.5%
Adobe, Inc.*	2,238	844,979
Amphenol Corp. Class A	11,027	832,208
Analog Devices, Inc.	4,551	818,634
ANSYS, Inc.*	2,631	825,924
Apple, Inc.	5,106	866,386
Applied Materials, Inc.	7,438	840,717
Arista Networks, Inc.*	5,476	877,036
Autodesk, Inc.*	4,372	851,622
Broadcom, Inc.	1,344	842,016
Cadence Design Systems, Inc.*	3,981	833,820
Cisco Systems, Inc.	18,267	863,116

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Enphase Energy, Inc.*	3,785	$621,497
EPAM Systems, Inc.*	3,014	851,274
Gartner, Inc.*	2,798	846,283
Intuit, Inc.	1,902	844,393
Keysight Technologies, Inc.*	5,757	832,693
KLA Corp.	2,265	875,513
Lam Research Corp.	1,616	846,913
Microchip Technology, Inc.	10,979	801,357
Microsoft Corp.	2,974	913,791
Monolithic Power Systems, Inc.	1,824	842,633
NVIDIA Corp.	3,139	871,041
NXP Semiconductors NV (China)	5,016	821,320
ON Semiconductor Corp.*	11,458	824,518
Salesforce, Inc.*	4,308	854,578
Synopsys, Inc.*	2,254	836,955
TE Connectivity Ltd.	6,668	815,963
Teledyne Technologies, Inc.*	1,996	827,142
Texas Instruments, Inc.	4,818	805,570
Total Information Technology		24,229,892
Materials - 6.3%
Air Products and Chemicals, Inc.	2,909	856,293
Albemarle Corp.	4,408	817,508
Corteva, Inc.	13,748	840,278
FMC Corp.	6,911	854,061
LyondellBasell Industries NV Class A	8,953	847,043
Nucor Corp.	5,464	809,656
Sherwin-Williams Co. (The)	3,640	864,646
Vulcan Materials Co.	4,934	864,042
Total Materials		6,753,527
Real Estate - 0.8%
Realty Income Corp.	13,739	863,359
Utilities - 0.8%
Atmos Energy Corp.	7,350	838,929
Total Common Stocks
(Cost $102,587,186)		106,052,078
TOTAL INVESTMENTS - 98.7%
(Cost $102,587,186)		106,052,078
Other Assets in Excess of Liabilities - 1.3%		1,410,402
Net Assets - 100.0%		$107,462,480

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$106,052,078	$—	$—	$106,052,078
Total	$106,052,078	$—	$—	$106,052,078